PROPRIETARY TECHNOLOGIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Proprietary Technologies [Abstract]
Proprietary Technologies Disclosure [Text Block]
14.	PROPRIETARY TECHNOLOGIES

By an agreement dated November 12, 2008, TRW acquired an enzyme technology master license, registered under a Chinese patent, for the manufacturing of livestock feed and bioorganic fertilizer and its related labels for $8,000,000. On March 6, 2012, MEIJI acquired an aromatic-feed formula technology for the production of aromatic cattle for $1,500,000. On October 1, 2013, SIAF was granted a license to exploit sleepy cod breeding technology license for to grow out sleepy cod for $2,270,968 for 50 years. SJAP booked bacterial cellulose technology license and related trademark for $2,119,075 and amortized expenditures for 25 years starting from January 1, 2014.

	September 30, 2014	December 31, 2013

Cost	$13,865,862	$13,896,168
Less: Accumulated amortization	(2,278,298)	(1,814,698)
Net carrying amount	$11,587,564	$12,081,470

Amortization of proprietary technologies was $166,775 and $87,802 for the three months ended September 30, 2014 and 2013, respectively. Amortization of proprietary technologies was $463,600 and $295,759 for the nine months ended September 30, 2014 and 2013, respectively.No impairment of proprietary technologies has been identified for the three months ended and for the nine months ended September 30, 2014 and 2013.

14. PROPRIETARY TECHNOLOGIES

By an agreement dated November 12, 2008, TRW acquired an enzyme technology master license, registered under a Chinese patent, for the manufacturing of livestock feed and bioorganic fertilizer and its related labels for $8,000,000. On March 6, 2012, MEIJI acquired an aromatic-feed formula technology for the production of aromatic cattle for $1,500,000. On October 1, 2013, SIAF was granted a license to exploit sleepy cods breeding technology license for to grow out sleepy cods for $2,270,968 for 50 years. SJAP booked bacterial cellulose technology license and related trademark for $2,119,075 and amortized expenditures for 20 years starting from January 1, 2014.

	2013	2012

Cost	$13,896,168	$9,512,258
Less: Accumulated amortization	(1,814,698)	(1,397,634)
Net carrying amount	$12,081,470	$8,114,624

Amortization of proprietary technologies was $417,064 and $375,309 for the years ended December 31, 2013 and 2012, respectively. No impairments of proprietary technologies have been identified for the years ended December 31, 2013 and 2012.